Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited)	12 Months Ended
Dec. 31, 2023
Supplementary Information [Abstract]
Supplementary information for Greenfire Resources Inc. – oil and gas (unaudited)

This supplementary crude oil and natural information is provided in accordance with the United States Financial Accounting Standards Board (“FASB”) Topic 932- “Extractive Activities- Oil and Gas” and where applicable, financial information is prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The information set out herein is unaudited and is presented on a consolidated basis net of the Company’s share. For the purposes of determining proved oil and natural gas reserves under SEC requirements as at December 31, 2023, 2022 and 2021, the Company used the 12-month average price, defined by the SEC as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period.

Reserve Information

The Company’s 2023, 2022 and 2021 year-end reserves evaluations were conducted by McDaniel & Associates Consultants Ltd. (“McDaniel”) with an effective date of December 31, 2023, December 31, 2022 and December 31, 2021, respectively. McDaniel evaluated 100% of the Company’s reserves located in Alberta, Canada.

Proved reserves.    Proved reserves are those quantities of bitumen, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

Developed reserves.    Developed reserves are reserves that can be expected to be recovered:

i.	Through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and

ii.	Through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well.

Undeveloped reserves.    Undeveloped reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

The Company cautions users of this information as the process of estimating reserves is subject to uncertainty. The reserves are based on economic and operating conditions. Therefore, changes can be made to future assessments as a result of a number of factors, which can include new technology, changing economic conditions and development activity. Net reserves presented in this section represent the Company’s working interest share of the gross remaining reserves, after deduction of any crown, freehold and overriding royalties. Such royalties are subject to change by legislation or regulation and can also vary depending on production rates, selling prices and timing of initial production.

Summary of Corporate Reserves

The following tables are summaries of the Company’s estimated proved reserves at December 31, 2023, 2022, and 2021 as reconciled between the three years:

Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2020
Developed	0	0
Undeveloped	0	0
Total – December 31, 2020	0	0

Extensions & Discoveries	0	0
Improved Recovery	0	0
Technical Revisions	0	0
Acquisitions	172,580	172,580
Dispositions	0.0	0.0
Production – 2021	(2,820)	(2,820)
December 31, 2021	169,760	169,760

(1)	Numbers may not add due to rounding.
(2)	Bitumen, as defined by the SEC, “is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis.” Under this definition, all of the Company’s thermal and primary heavy crude oil reserves have been classified as bitumen.

Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2021
Developed	37,792	37,792
Undeveloped	131,968	131,968
Total – December 31, 2021	169,720	169,720

Extensions & Discoveries	0.0	0.0
Improved Recovery	0.0	0.0
Technical Revisions	(16,431)	(16,431)
Acquisitions	0.0	0.0
Dispositions	0.0	0.0
Production – 2022	(7,117)	(7,117)
December 31, 2022	146,212	146,212

(1)	Numbers may not add due to rounding.
(2)	Bitumen, as defined by the SEC, “is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis.” Under this definition, all of the Company’s thermal and primary heavy crude oil reserves have been classified as bitumen.

Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2022
Developed	30,440	30,440
Undeveloped	115,773	115,773
Total – December 31, 2022	146,212	146,212

Extensions & Discoveries	5,297	5,297
Improved Recovery	0	0
Technical Revisions	7,282	7,282
Acquisitions	0	0
Dispositions	0	0
Production – 2023	(6,212)	(6,212)
December 31, 2023	152,579	152,579

December 31, 2023
Developed	27,598	27,598
Undeveloped	124,981	124,981
Total – December 31, 2023	152,579	152,579

(1)	Numbers may not add due to rounding.
(2)	Bitumen, as defined by the SEC, “is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis.” Under this definition, all of the Company’s thermal and primary heavy crude oil reserves have been classified as bitumen.

In 2021, the Company’s production, net of royalties, was 2.8 MMBOE after the acquisitions of the Demo Asset and Expansion Asset.

In 2021, the Company’s proved reserves increased by 172.6 MMBOE, which was the result of the acquisitions of the Demo Asset and Expansion Asset.

In 2022, the Company’s production, net of royalties, was 7.1 MMBOE.

In 2022, the Company’s proved reserves decreased by 16.4 MMBOE, which was the result of:

(i)	a decrease of 26.2 MMBOE resulting from higher prices used in 2022 causing higher royalty rates, which reduces net reserves volumes, offset by

(ii)	revisions, other than price, of 9.8 MMBOE, approximately 15% of which (1.5 MMBOE) attributed to positive performance revisions at the producing pads and approximately 85% of which (8.3 MMBOE) attributed to increased operating costs (non-energy and updates in the TIER regulatory costs) and capital costs during the reporting period (as capital costs increase, net reserves volumes increases because royalties decrease).

In 2023, the Company’s production, net of royalties, was 6.2 MMBOE.

In 2023, the Company’s proved reserves increased by 6.4 MMBOE, which was the result of:

(i)	increase of 5.3 MMBOE from extensions due to the inclusion of additional undeveloped wells at the Demo property that were not previously included in reserves.

(ii)	increase of 9.3 MMBOE due to lower realized prices causing lower royalty rates, which increases net reserves volumes, offset by

(iii)	revisions other than price of -2.0 MMBOE, where -2.7 MMBOE attributed to negative performance revisions at the producing pads and changes to the undeveloped development plan were partially offset by +0.7 MMBOE due to increased operating costs and capital costs during the reporting period (as capital and operating costs increase, net reserves volumes increases because royalties decrease).

Steam generation represents a large proportion of the Company’s capital and operating costs. Therefore, development plans anticipate that, in order to make the most efficient use of the Company’s steam generating and oil treating facilities, the drilling and steaming of new wells would take place over 30 years. Development of the Company’s proved undeveloped reserves will take place in an orderly manner as additional well pairs are drilled to use available steam when existing well pairs reach the end of their steam injection phase. The forecasted production of the Company’s proved reserves extends approximately 31 years. This approach means that it will take longer than five years to develop most of the Company’s proved undeveloped reserves.

Proved reserves are estimated based on the average first-day-of-month prices during the 12-month period for the respective year.

The average prices used to compute proved reserves at December 31, 2023 were WTI: $78.21 per bbl, WCS: CAD$79.89 per bbl, Edmonton C5+ CAD$104.16 per bbl, Henry Hub: $2.59 per MMBtu, and AECO Spot: CAD$2.84 per MMBtu.

The average prices used to compute proved reserves at December 31, 2022 were WTI: $94.14 per bbl, WCS: CAD$97.68 per bbl, Edmonton C5+ CAD$120.59 per bbl, Henry Hub: $6.25 per MMBtu, and AECO Spot: CAD$5.62 per MMBtu.

The average prices used to compute proved reserves at December 31, 2021 were WTI: $66.55 per bbl, WCS: CAD$66.43 per bbl, Edmonton C5+ CAD$83.96 per bbl, Henry Hub: $3.64 per MMBtu, and AECO Spot: CAD$3.57 per MMBtu. Prices for bitumen, oil, diluent and natural gas are inherently volatile.

Changes to the Company’s proved undeveloped reserves during 2021 are summarized in the table below:

Barrels of Oil Equivalent (mboe)(1)
December 31, 2020	0
Extensions and discoveries	0
Technical revisions	0
Acquisitions	131,968.2
Conversions to developed	0
December 31, 2021	131,968.2

(1)	Numbers may not add due to rounding.

Changes to the Company’s proved undeveloped reserves during 2022 are summarized in the table below:

Barrels of Oil Equivalent (mboe)(1)
December 31, 2021	131,968
Extensions and discoveries	0
Technical revisions	(16,196)
Conversions to developed	0
December 31, 2022	115,773

(1)	Numbers may not add due to rounding.

Changes to the Company’s proved undeveloped reserves during 2023 are summarized in the table below:

Barrels of Oil Equivalent (mboe)(1)
December 31, 2022	115,773
Extensions and discoveries	5,297
Technical revisions	6,998
Conversions to developed	(3,087)
December 31, 2023	124,981

(1)	Numbers may not add due to rounding.

In 2021, the Company’s proved undeveloped reserves increased by approximately 132 MMBOE, which was the result of the acquisitions of the Demo Asset and the Expansion Assets.

In 2022, the Company’s proved undeveloped reserves decreased by 16.2 MMBOE, which was the result of:

(i)	A decrease of 23.8 MMBOE resulting from higher prices used in 2022 causing higher royalty rates, which reduces net reserves volumes, offset by

(ii)	Positive revisions, other than price, of 7.6 MMBOE attributed to increased operating costs (non-energy and updates in the TIER regulatory costs) and capital costs during the reporting period (as capital costs increase, net reserves volumes increases because royalties decrease).

In 2023, the Company’s proved undeveloped reserves increased by 9.2 MMBOE, which was the result of:

(i)	increase of 5.3 MMBOE from extensions due to the inclusion of additional undeveloped wells at the Demo property that were not previously included in reserves

(ii)	increase of 8.5 MMBOE resulting from lower realized prices causing lower royalty rates, offset by

(iii)	revisions other than price of -1.5 MMBOE, where -2.4 MMBOE attributed to negative performance revisions at the producing pads and changes to the undeveloped development plan were partially offset by +0.9 MMBOE due to increased operating costs and capital costs during the reporting period (as capital and operating costs increase, net reserves volumes increases because royalties decrease).

(iv)	movement of 3.1 MMBOE from undeveloped into proven developed producing due to eight Refill wells drilled in 2023

No changes to the reserve booking have been made as a result of the removal of uneconomic or undeveloped locations due to changes in a previously adopted development plan.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The future net revenues and net present values presented in this summary were calculated using constant prices and costs based on the average first-day-of-the-month petroleum product prices for the 12 months of 2023, 2022 and 2021, with no inflation of operating or capital costs, and were presented in Canadian dollars. All of the future net revenues and net present value estimates in this summary are presented before income taxes. A 10% discount factor was applied to the future net cash flows. Future development costs used in the calculation of future net revenue includes the costs to settle the asset retirement obligations for each period presented. The future net revenues presented in this summary may not necessarily represent the fair market value of the reserves estimates. The Company’s management does not rely upon the following information in making investment and operating decisions. Such decisions are based upon a wide range of factors, including estimates of probable as well as proved reserves, and varying price and cost assumptions considered more representative of a range of possible economic conditions that may be anticipated. The prescribed discount rate of 10% may not appropriately reflect interest rates.

The following table summarizes the standardized measure of discounted future net cash flows relating to proved reserves, for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Future cash inflows	8,072	10,276	7,168
Future production costs	2,771	3,491	2,448
Future development/abandonment costs	1,208	1,274	1,144
Deferred income taxes	774	1,053	361
Future net cash flows	3,320	4,458	3,215
Less 10% annual discount factor	(1,728)	(2,361)	(1,778)
Standardized measure of discounted future net cash flows	1,592	2,097	1,437

The following table reconciles the changes in standardized measure of future net cash flows discounted at 10% per year relating to proved bitumen, heavy oil and natural gas producing reserves:

	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Standardized measure of discounted future net cash flows at beginning of year	2,097	1,437	0
Oil and gas sales during period net of production costs and royalties(1)	(459)	(726)	(179)
Changes due to prices(2)	(567)	1,175	0
Development costs during the period(3)	33	39	5
Changes in forecast development costs(4)	(27)	(149)	(401)
Changes resulting from extensions, infills and improved recovery(5)	94	0	0
Changes resulting from discoveries(2)	0	0	0
Changes resulting from acquisition of reserves(5)	0	0	1,486
Changes resulting from disposition of reserves(5)	0	0	0
Accretion of discount(6)	240	149	0
Net change in income tax(7)	253	(682)	(209)
Changes resulting from other changes and technical reserves revisions plus effects on timing(8)	(71)	864	735
Standardized measure of discounted future net cash flows at end of year	1,592	2,097	1,437

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of the period
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.

The following table summarizes net capitalized costs relating to petroleum and natural gas producing activities, as at December 31, 2023, 2022 and 2021:

	As of December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Proved oil and gas properties	1,091	1,058	1,017
Unproved oil and gas properties	0	0	0
Total capitalized costs	1,091	1,058	1,017
Accumulated depletion and depreciation	(163)	(96)	(28)
Net Capitalized Costs	928	962	989

The following table summarizes costs incurred in petroleum and natural gas property acquisitions, exploration and development activities, for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Property acquisition (disposition) costs
Proved oil and gas properties – acquisitions	0.0	0	1,010
Proved oil and gas properties – dispositions	0.0	0	0
Unproved oil and gas properties	0.0	0	0
Exploration costs	0.0	0	0
Development costs	33	41	7
Total Expenditures	33	41	1,017